Initial Public Offering - Additional Information (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jan. 13, 2022	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Sale of stock issue price per share		$ 10	$ 10
Common Class A [Member]
Class of Stock [Line Items]
Sale of stock issue price per share	$ 10
Public Warrant [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Conversion Basis		Each Unit consists of one share of the Company’s Series A common stock and one-half of one redeemable warrant (“Public Warrant”).	Each Unit consists of one share of the Company’s Series A common stock and one-half of one redeemable warrant (“Public Warrant”).
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Class of warrants or rights exercise price per share		$ 11.5	$ 11.5
IPO [Member]
Class of Stock [Line Items]
Stock issued during the period shares		30,000,000	30,000,000
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Stock issued during the period shares	30,000,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during the period shares		3,900,000	3,900,000
Over-Allotment Option [Member] | Common Class A [Member]
Class of Stock [Line Items]
Stock issued during the period shares	3,900,000